Property and Equipment, Net - Schedule of Property and Equipment (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,099,126	$ 140,018	$ 1,031,475
Less: accumulated depreciation	(934,081)	(118,993)	(824,822)
Total	165,045	21,025	206,653
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	229,624	29,252	229,624
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	102,000	12,994	102,000
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 767,502	$ 97,772	$ 699,851